Future maturities of Long-term and other debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
2018	$ 10,705
2019	140,559
2020	8,882
2021	5,297
2022	351,830
Thereafter	368
Total	$ 517,641	$ 609,644